                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 1004 Main Street
         Winchester, MA 01890

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Nesta
Title: COO
Phone: (781) 729-7775

Signature, Place, and Date of Signing:


Nicolas Nesta                             Winchester, MA         May 12, 2010
-------------------------------------   -------------------   -----------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total: 3,127 (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                  Column 1                  Column 2  Column 3 Column 4      Column 5       Column 6  Column 7      Column 8
------------------------------------------- -------- --------- -------- ------------------ ---------- -------- ------------------
                                                                                                                VOTING AUTHORITY
                                              TITLE              VALUE  SHRS OR SH / PUT / INVESTMENT   OTHER  ------------------
               NAME OF ISSUER               OF CLASS   CUSIP   (X$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------------- -------- --------- -------- ------- ---- ----- ---------- -------- ------ ------ ----
APOLLO INVESTMENT CORPORATION MUTUAL FUND   COM      03761U106       60   4,747 SH         SOLE                 4,747
APPLE, INC. CMN                             COM      037833100       31     131 SH         SOLE                   131
BB&T CORPORATION CMN                        COM      054937107       65   2,000 SH         SOLE                 2,000
BANCO SANTANDER, S.A. SPON ADR              COM      05964H105       35   2,622 SH         SOLE                 2,622
BANK OF AMERICA CORP CMN                    COM      060505104       23   1,276 SH         SOLE                 1,276
BERKSHIRE HATHAWAY INC. CLASS B             COM      084670702       18     224 SH         SOLE                   224
BOSTON PRIVATE BANCORP INC CMN              COM      101119105       49   6,700 SH         SOLE                 6,700
BROCADE COMMUNICATIONS SYSTEMS*, INC. CMN   COM      111621306       34   6,008 SH         SOLE                 6,008
CDC SOFTWARE CORP SPONSORED ADR CMN         COM      12507Y108       29   2,524 SH         SOLE                 2,524
CATHAY GENERAL BANCORP CMN                  COM      149150104       11     941 SH         SOLE                   941
CHIMERA INVESTMENT CORPORATION CMN          COM      16934Q109       55  14,200 SH         SOLE                14,200
CHUBB CORP CMN                              COM      171232101       52   1,005 SH         SOLE                 1,005
CIRRUS LOGIC COMMON STOCK                   COM      172755100       39   4,638 SH         SOLE                 4,638
CITIGROUP INC. CMN                          COM      172967101       61  15,000 SH         SOLE                15,000
CITY NATIONAL CORP CMN                      COM      178566105       20     375 SH         SOLE                   375
COACH INC CMN                               COM      189754104       40   1,000 SH         SOLE                 1,000
COMERICA INCORPORATED CMN                   COM      200340107       29     750 SH         SOLE                   750
CREDIT SUISSE GROUP SPON ADR SPONSORED ADR
   CMN                                      COM      225401108       14     271 SH         SOLE                   271
EAST WEST BANCORP INC CMN                   COM      27579R104       16     941 SH         SOLE                   941
EPICOR SOFTWARE CORP CMN                    COM      29426L108       30   3,086 SH         SOLE                 3,086
GENERAL ELECTRIC CO CMN                     COM      369604103       55   3,000 SH         SOLE                 3,000
HARTFORD FINANCIAL SRVCS GROUP CMN          COM      416515104       19     670 SH         SOLE                   670
INTL BUSINESS MACHINES CORP CMN             COM      459200101       24     184 SH         SOLE                   184
ISHARES DOW JONES U.S. REAL ESTATE SECTOR
   INDEX FUND ETF                           ETF      464287739      299   6,000 SH         SOLE                 6,000
JPMORGAN CHASE & CO CMN                     COM      46625H100       15     335 SH         SOLE                   335
JUNIPER NETWORKS, INC. CMN                  COM      48203R104       24     788 SH         SOLE                   788
LAS VEGAS SANDS CORP. CMN                   COM      517834107       35   1,675 SH         SOLE                 1,675
METLIFE, INC. CMN                           COM      59156R108       87   2,000 SH         SOLE                 2,000
MICROSOFT CORPORATION CMN                   COM      594918104       22     762 SH         SOLE                   762
MONSTER WORLDWIDE INC. CMN                  COM      611742107       33   2,000 SH         SOLE                 2,000
MORGAN STANLEY CMN                          COM      617446448       59   2,000 SH         SOLE                 2,000
OIL SERVICE HOLDRS TRUST CMN                ETF      678002106      613   5,000 SH         SOLE                 5,000
ORACLE CORPORATION CMN                      COM      68389X105       52   2,010 SH         SOLE                 2,010
PNC FINANCIAL SERVICES GROUP CMN            COM      693475105       30     500 SH         SOLE                   500
PROSHARES TRUST PROSHARES ULTRASHORT LEHMAN
   20+ YEAR TREASURY EXCHANGE-TRADED FUND   ETF      74347R297      487  10,000 SH         SOLE                10,000
REDWOOD TRUST INC CMN                       COM      758075402       57   3,700 SH         SOLE                 3,700
SPDR GOLD TRUST ETF                         ETF      78463V107       61     563 SH         SOLE                   563
SPDR S&P HOMEBUILDERS ETF ETF               ETF      78464A888       34   2,000 SH         SOLE                 2,000
SVB FINANCIAL GROUP CMN                     COM      78486Q101       35     750 SH         SOLE                   750
SAKS INCORPORATED CMN                       COM      79377W108       58   6,700 SH         SOLE                 6,700
SPRINT NEXTEL CORPORATION CMN               COM      852061100       76  20,000 SH         SOLE                20,000
STIFEL FINANCIAL CORP CMN                   COM      860630102       15     271 SH         SOLE                   271
TORONTO DOMINION BANK CMN                   COM      891160509       16     221 SH         SOLE                   221
U.S. BANCORP CMN                            COM      902973304       16     625 SH         SOLE                   625
UNITED STATES STEEL CORPORATIO*N CMN        COM      912909108       43     670 SH         SOLE                   670
UNUM GROUP CMN                              COM      91529Y106       50   2,000 SH         SOLE                 2,000
VMWARE INC. CMN CLASS A                     COM      928563402       29     551 SH         SOLE                   551
WELLS FARGO & CO (NEW) CMN                  COM      949746101       31   1,000 SH         SOLE                 1,000
WESTERN ALLIANCE BANCORP CMN                COM      957638109        9   1,530 SH         SOLE                 1,530
INVESCO LTD. CMN                            COM      G491BT108       15     677 SH         SOLE                   677
XL CAPITAL LTD CL-A CMN CLASS A             COM      G98255105       17     881 SH         SOLE                   881
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